Income Taxes (Components of Net Deferred Tax Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Deferred tax assets:
Allowance for credit losses	¥ 515,553	¥ 497,419
Operating loss carryforwards	156,040	150,922
Loans	13,345	11,240
Accrued liabilities and other	174,945	173,405
Premises and equipment, including sale-and-leaseback transactions	86,681	86,773
Derivative financial instruments	96,048
Defined benefit plans		57,398
Valuation allowance	(268,490)	(208,282)
Total deferred tax assets	774,122	768,875
Deferred tax liabilities:
Investment securities (including trading account assets at fair value under fair value option)	869,931	1,000,966
Intangible assets	66,692	86,672
Lease transactions	94,255	82,816
Derivative financial instruments		17,466
Defined benefit plans	8,483
Other	72,039	70,860
Total deferred tax liabilities	1,111,400	1,258,780
Net deferred tax assets (liabilities)	¥ (337,278)	¥ (489,905)